Note 3 - Business Combination (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Payments for Exchange of Common Stock in Business Combination	$ 106.2
Stock Repurchased During Period, Shares (in shares)	10,602,105
Common Stock, Shares Authorized (in shares)	1,000,000,000	1,000,000,000	243,360,000
Preferred Stock, Shares Authorized (in shares)	20,000,000	20,000,000
Common Stock, Shares, Outstanding, Ending Balance (in shares)	180,272,638	181,821,767	100,068,469
Class of Warrant or Right, Outstanding (in shares)	17,905,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Cash Acquired in Excess of Payments to Acquire Business	$ 204.5
Business Combination, Acquisition Related Costs	$ 56.2
Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares)	14,000,000
Shares Issued, Price Per Share (in dollars per share)	$ 10.00
Proceeds from Issuance of Common Stock	$ 140.0
Conversion of Legacy AvePoint Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	103,831,523
Conversion of Apec Class A Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	34,982,628
Conversion of Apec Class B Common Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	9,560,000
Conversion of Legacy AvePoint Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)	28,500,592
Conversion of Stock, Amount Issued	$ 130.9